Investments (Tables)	12 Months Ended
Mar. 31, 2024
Text Block One [Abstract]
Summary of Investments
Investments consist of the following:

	As at
	March 31,	March 31,
	2024	2023
Investments in mutual funds	$145,635	$167,844
Investment in fixed deposits	11,209	9,196

Total	$156,844	$177,040

	As at
	March 31, 2024	March 31, 2023
Current investments	$156,531	$101,092
Non-current investments	313	75,948

Total	$156,844	$177,040